[Letterhead of Seward & Kissel LLP]

Max A. Webb, Esq.

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C. 20549-0305

Re:	Eagle Bulk Shipping Inc.
Registration Statement on Form S-1
Amendment No. 6
Filed June 22, 2005
File No. 333-123817

Dear Mr. Webb:

Eagle Bulk Shipping Inc. (the “Company”), has filed today via EDGAR Amendment No. 6 to the Registration Statement on Form S-1 (“Amendment No. 6”) under the Securities Act of 1933, as amended, in connection with a proposed initial public offering of common stock by the Company (the “Offering”).

On behalf of the Company, we enclose 10 courtesy copies of Amendment No. 6, five of which have been marked to show the changes from Amendment No. 4 to the Company’s Registration Statement on Form S-1.

By letter dated May 3, 2005 (the “Comment Letter”), the staff of the Securities and Exchange Commission (the “Staff”) provided the Company with its comments on the Company’s initial Registration Statement on Form S-1, filed on April 4, 2005.  Amendment No. 1 to the Registration Statement, filed on April 5, 2005, was an exhibits-only filing.

By letter dated May 31, 2005 (the “Second Comment Letter”), the Staff provided comments to Amendment No. 2, and by letter dated June 15, 2005 provided comments to Amendment No. 3 (the “Third Comment Letter”).  By letter dated June 21, 2005, the Staff provided comments to Amendment No. 4 (the “Fourth Comment Letter”).  Amendment No. 6 amends the Registration Statement in response to the Staff’s Fourth Comment Letter.  Amendment No. 5 was an exhibits only filing.

The following numbered paragraphs correspond to the numbered paragraphs of the Comment Letter.

Consolidated Balance Sheet, page F-3

1.     We note your revised pro forma balance sheet presentation. Please revise to give effect to the offsetting liability associated with the payments to be made to Kelso & Company, L.P. Your current presentation only reflects the dividend amount in accumulated deficit, but does not reflect the offsetting liability.

The Company has revised its pro forma balance sheet presentation in Amendment No. 6 to the Registration Statement to give effect to the liability to Kelso & Company, L.P.

Note 6. Related Party Transactions, page F-10

2.     We note your response to our prior comment 5. It is implied by your response that the non cash charge associated with the awarded profit interests will be recorded as expense over the vesting period utilizing the method specified by SFAS No. 123(R). Your current disclosure references to FIN No. 28. Please revise accordingly.

The Company has removed the reference to Fin No. 28 in Note 6 to its Financial Statements in Amendment No. 6 to the Registration Statement and has replaced it with the appropriate reference to SFAS No. 123(R).

Note 10. Subsequent Events (after date of Accountant’s Report-unaudited), page F-12

3.     We note your response to our prior comment 5. Please revise paragraph g of Note 10 and MD&A on page 33 to disclose your aggregate estimated Compensation charge and annual estimated compensation charge related to the service related profit interest, which will vest over four years, based upon the price of the shares to be issued in your initial public offering.

The Company has revised its MD&A section and Note 10 to its Financial Statements in Amendment No. 6 to the Registration Statement to disclose the aggregate and annual estimated compensation charge related to the service related profits interests.  Exhibit A details the calculation of these amounts.

4.     Also, please explain why Kelso & Company, L.P.’s initial investment of $91.7 million as referenced in footnote (3) of Exhibit B to your response significantly exceeds the $40.8 million investment reflected in the Company’s Consolidated Statement of Stockholders’ Equity.

The Company respectfully advises the Staff that this difference represents the amount of Kelso’s investment that was in the form of a special membership interest in Eagle Venture LLC which Eagle Ventures LLC then loaned to the Company after the balance sheet date of March 31, 2005.

Exhibit 5

5.     We reissue comment 6 in our letter June 15, 2005. The opinion should be dated as of effectiveness or otherwise deleted the phrase “as in effect on the date hereof” in the penultimate paragraph.

The Company has revised Exhibit 5 to Amendment No. 6 to the Registration Statement to delete the phrase “as in effect on the date hereof” from the penultimate paragraph.

In addition to the changes described above, the Company has lowered the price range at which it expects to offer its common stock in the offering and has increased the number of shares being offered. This change was made based on the advice of the representatives of the underwriters in light of present market conditions. After analysis, we believe that the change does not require recirculation of the preliminary prospectus pursuant to Rule 460 and 461 under the Securities Act of 1933, as amended, or Rule 15c2-8 under the Securities Exchange Act of 1934, as amended. Simpson Thacher & Bartlett LLP, counsel to the underwriters in the offering, has informed us that it concurs with our view.

As the Staff is aware, the Company had originally requested that its Registration Statement be declared effective on Tuesday, June 21, 2005. After conversations with the Staff on Tuesday, the Company was advised by the Staff that it had additional comments and would require further amendments to the Registration Statement. The Company believes that it has addressed these comments in Amendment No. 6 to its Registration Statement filed on June 22, 2005. After consultation with the underwriters late Tuesday afternoon, the Company has been advised that it may still be in a position to successfully complete its initial public offering of its common stock if the Company’s Registration Statement is declared effective during the day on Wednesday, June 22, 2005. Accordingly, the Company has filed concurrently with this letter a request for acceleration asking the Staff to declare the Registration Statement effective on Wednesday, June 22, 2005 at 10 a.m., or as soon as practicable thereafter. For this reason, the Company respectfully requests the Staff’s prompt review of the amended filing and consideration of the Company’s request for acceleration.

Please feel free to contact the undersigned at (212) 574-1223 or Robert Lustrin at (212) 574-1420 with any questions or comments.

Very truly yours,

by:	/s/ Gary J. Wolfe
Gary J. Wolfe

Enclosures
cc:	Hanna Teshome, Esq.
Gary L. Sellers, Esq.

Exhibit A

CALCULATION OF CHARGE FOR SERVICE RELATED PROFITS INTERESTS

Total Pool is 5%

1.	To date only 88% of the pool has been allocated
2.	Original investment $40.8 million
3.	Eagle Ventures LLC owns 12, 750,000 shares

	12,750,000	shares
	$14.50	estimated IPO price
	184,875,000	value of Eagle Ventures LLC interest in Eagle Bulk Shipping Inc.
	40,800,000	less original investment after debt repayment
	144,075,000	“profit” for participation

	4.40%	vesting over 4 years (5% x.88%)

	Management’s percentage	4.40%	= 4.2% effective participation
	Management’spercentage plus owners percentage	104.40%

Aggregate Value of profit participation:

144,075,000
X	4.20%
6,051,150

Annual Charge
	6,051,150	= 1,512,788 per year
4